Shareholder Report, Holdings (Details)	May 31, 2026
VistaShares Artificial Intelligence Supercycle ETF | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
VistaShares Artificial Intelligence Supercycle ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VistaShares Artificial Intelligence Supercycle ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Artificial Intelligence Supercycle ETF | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VistaShares Artificial Intelligence Supercycle ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VistaShares Artificial Intelligence Supercycle ETF | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VistaShares Artificial Intelligence Supercycle ETF | Navitas Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VistaShares Artificial Intelligence Supercycle ETF | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VistaShares Artificial Intelligence Supercycle ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VistaShares Artificial Intelligence Supercycle ETF | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VistaShares Artificial Intelligence Supercycle ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
VistaShares Artificial Intelligence Supercycle ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VistaShares Artificial Intelligence Supercycle ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VistaShares Electrification Supercycle ETF | Vicor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VistaShares Electrification Supercycle ETF | LS Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VistaShares Electrification Supercycle ETF | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VistaShares Electrification Supercycle ETF | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VistaShares Electrification Supercycle ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Electrification Supercycle ETF | Prysmian SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VistaShares Electrification Supercycle ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VistaShares Electrification Supercycle ETF | Hyosung Heavy Industries Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VistaShares Electrification Supercycle ETF | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VistaShares Electrification Supercycle ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VistaShares Electrification Supercycle ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VistaShares Electrification Supercycle ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
VistaShares Electrification Supercycle ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VistaShares Electrification Supercycle ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VistaShares Electrification Supercycle ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Electrification Supercycle ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VistaShares Electrification Supercycle ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VistaShares Target 15TM S&P 100 Distribution ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VistaShares Target 15TM S&P 100 Distribution ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VistaShares Target 15TM S&P 100 Distribution ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Target 15TM S&P 100 Distribution ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VistaShares Target 15TM S&P 100 Distribution ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15TM S&P 100 Distribution ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VistaShares Target 15TM S&P 100 Distribution ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VistaShares Target 15TM S&P 100 Distribution ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VistaShares Target 15TM S&P 100 Distribution ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
VistaShares Target 15TM S&P 100 Distribution ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VistaShares Target 15TM S&P 100 Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VistaShares Target 15TM S&P 100 Distribution ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VistaShares Target 15TM S&P 100 Distribution ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VistaShares Target 15TM S&P 100 Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
VistaShares Target 15TM S&P 100 Distribution ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VistaShares Target 15TM S&P 100 Distribution ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VistaShares Target 15TM S&P 100 Distribution ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VistaShares Target 15TM S&P 100 Distribution ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Alibaba Group Holding Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Whirlpool Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%